Securitisations and Covered Bonds - Analysis of Securitisations and Covered Bonds (Detail) £ in Millions	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)
Disclosure of securitisations and covered bonds [line items]
Gross assets	£ 25,164		£ 33,432
Notional	181,873		198,391
Euro 35bn Global Covered Bond Programme
Disclosure of securitisations and covered bonds [line items]
Notional | €		€ 35,000,000,000		€ 35,000,000,000
Securitisation programmes
Disclosure of securitisations and covered bonds [line items]
Gross assets	6,164		9,762
Securitisation programmes | Mortgage-backed master trust structures:
Disclosure of securitisations and covered bonds [line items]
Gross assets	4,736		8,113
Securitisation programmes | Other asset-backed securitisation structures:
Disclosure of securitisations and covered bonds [line items]
Gross assets	1,428		1,649
Holmes | Securitisation programmes | Mortgage-backed master trust structures:
Disclosure of securitisations and covered bonds [line items]
Gross assets	2,566		3,073
Fosse | Securitisation programmes | Mortgage-backed master trust structures:
Disclosure of securitisations and covered bonds [line items]
Gross assets	2,170		2,258
Langton | Securitisation programmes | Mortgage-backed master trust structures:
Disclosure of securitisations and covered bonds [line items]
Gross assets	0		2,782
Motor | Securitisation programmes | Other asset-backed securitisation structures:
Disclosure of securitisations and covered bonds [line items]
Gross assets	103		189
Auto ABS UK Loans | Securitisation programmes | Other asset-backed securitisation structures:
Disclosure of securitisations and covered bonds [line items]
Gross assets	1,325		1,460
Euro 35bn Global Covered Bond Programme | Covered bond programmes
Disclosure of securitisations and covered bonds [line items]
Gross assets	£ 19,000		£ 23,670